ORGANIZATION AND PRINCIPAL ACTIVITIES - VIE Arrangements and Loan Agreement (Details) $ in Thousands	1 Months Ended					12 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Jul. 31, 2019 USD ($)	Dec. 31, 2011 CNY (¥)	Dec. 31, 2011 USD ($)	Dec. 31, 2020
Details of History of the Group
Term of debt instrument						2 years
Qianghai Xuyi
Details of History of the Group
Term of debt instrument						10 years
Lanting Huitong | Mr. Quji (Alan) Guo
Details of History of the Group
Ownership interest in VIE (as a percent)				51.00%	51.00%
Related party loan				¥ 255,000	$ 41
Lanting Huitong | Mr. Jian He [Member]
Details of History of the Group
Ownership interest in VIE (as a percent)			51.00%
Related party loan			$ 40,492	¥ 255,000
Lanting Gaochuang | Mr. Quji (Alan) Guo
Details of History of the Group
Ownership interest in VIE (as a percent)				51.00%	51.00%
Lanting Gaochuang | Mr. Jian He [Member]
Details of History of the Group
Ownership interest in VIE (as a percent)			51.00%
Lanting Gaochuang | Lanting Huitong
Details of History of the Group
Ownership interest in VIE (as a percent)			49.00%	49.00%	49.00%
Shenzhen Xuyi | Qianneng Fu
Details of History of the Group
Ownership interest in VIE (as a percent)						67.00%
Shenzhen Xuyi | Zicong ke
Details of History of the Group
Ownership interest in VIE (as a percent)						33.00%
Lanting Jishi
Details of History of the Group
Agreement Term						10 years
Lanting Jishi | Shareholder of Dongguan Herui
Details of History of the Group
Related party loan	¥ 500,000	$ 77
Lanting Jishi | Shareholder of Chongqing Ruizhihe
Details of History of the Group
Related party loan	¥ 1,000,000	$ 153